DIREXION FUNDS
DIREXION MONTHLY 7-10 YEAR TREASURY BULL 2X FUND (DXKLX)
DIREXION MONTHLY 7-10 YEAR TREASURY BEAR 2X FUND (DXKSX)
DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND (DXHYX)
(the “funds”)

Supplement dated June 27, 2022 to the
Prospectuses and Statements of Additional Information (“SAI”)
dated December 29, 2021, as last supplemented

Effective immediately, the first two paragraphs under the heading “About Your Investments – Share Price of the Funds” in each Prospectus are replaced with the one paragraph below:
ABOUT YOUR INVESTMENT
Share Price of the Funds
A fund’s share price is known as its net asset value (“NAV”). The Fund’s share price is calculated as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time (“Valuation Time”), each day the NYSE is open for business (“Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may close early on the Business Day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.
Additionally, effective immediately, the first two paragraphs under the heading “Determination of Net Asset Value” in each SAI are replaced with the one paragraph below:
DETERMINATION OF NET ASSET VALUE
A fund’s share price is known as its NAV. Each Fund’s share price is calculated as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time (“Valuation Time”), each day the NYSE is open for business (“Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.
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For more information, please contact the Funds at (800) 851-0511.

Please retain this Supplement with your Prospectus and SAI.